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WRITER’S DIRECT DIAL NUMBER: (202) 508-4662

May 26, 2011

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Artisan Funds, Inc.: File Nos. 033-88316 and 811-8932

Post-Effective Amendment No. 50 to the Registration Statement

Dear Sir or Madam:

On behalf of Artisan Funds, Inc. (“Artisan Funds”) and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), accompanying this letter for electronic filing is Post-Effective Amendment No. 50 to Artisan Funds’ Registration Statement under the 1933 Act and Amendment No. 52 under the 1940 Act on Form N-1A (the “Amendment”). Manually executed signature pages and consents have been obtained prior to the time of this electronic filing and will be retained by Artisan Funds for five years.

In addition to the Part C, the Amendment includes the following: (i) a Prospectus relating to Artisan Growth Opportunities Fund – Institutional Shares, a new class of Artisan Growth Opportunities Fund, an existing series of Artisan Funds, (ii) a Prospectus relating to Artisan Value Fund – Institutional Shares, a new class of Artisan Value Fund, an existing series of Artisan Funds (collectively, with Artisan Growth Opportunities Fund, the “Funds”), (iii) a Statement of Additional Information for Artisan Growth Opportunities Fund – Institutional Shares and (iv) a Statement of Additional Information for Artisan Value Fund – Institutional Shares.

The Amendment relates solely to the Funds. No information relating to any other series or shares of Artisan Funds is amended or superseded hereby. No fees are required in connection with this filing. If you have any questions concerning this filing, please call me at (202) 508-4662 or my colleague Marian G. Fowler at (202) 508-4751.

Sincerely,

/s/ Melissa S. Gainor
Melissa S. Gainor